Deferred Ipo Costs	12 Months Ended
Mar. 31, 2025
Deferred Ipo Costs [Abstract]
DEFERRED IPO COSTS

NOTE 7 — DEFERRED IPO COSTS

Deferred IPO costs consisted of the following:

	March 31,
	2025	2024
Legal fees	$294,881	$86,845
Accounting related fees	278,830	238,446
Underwriting fees	120,220	—
Other miscellaneous fees	189,362	—
Total	$883,293	$325,291